Segment information	12 Months Ended
Dec. 31, 2025
Operating segments [Abstract]
Segment information	Segment information
29.1.    Segment reporting
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, our Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. Total assets and liabilities for each segment are not reported to our Chief Executive Officer. We operate in the following business segments: social casino games and iGaming (in thousands):

	Year ended December 31,
	2025	2024	2023
Revenue:
Social casino games	$298,958	$308,279	$304,602
iGaming	60,980	33,051	4,262
Total Revenue	$359,938	$341,330	$308,864
Advertising expenses:
Social casino games	$28,745	$29,898	$43,300
iGaming	23,187	9,678	1,863
Total advertising expenses	$51,932	$39,576	$45,163
Depreciation and amortization (including right-of-use assets):
Social casino games	$3,972	$1,885	$2,915
iGaming	3,475	3,301	551
Total depreciation and amortization (including right-of-use assets)	$7,447	$5,186	$3,466
Interest income:
Social casino games	$16,259	$15,657	$13,677
iGaming	-	-	-
Total interest income	$16,259	$15,657	$13,677
Interest expense:
Social casino games	$1,896	$2,022	$2,038
iGaming	5	27	-
Total interest expense	$1,901	$2,049	$2,038
Profit before income tax
Social casino games	$155,377	$165,838	$133,116
iGaming	(15,556)	(2,958)	(1,769)
Total profit before income tax	$139,821	$162,880	$131,347
29.2.    Disaggregation of revenue and non-current assets
The Company’s business operations are located in domestic and international regions, including the United States. We believe disaggregation of our revenue based on platform and geographical location are appropriate categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.
The following table presents our revenue disaggregated based on the geographic location of our players (in thousands):

	Year ended December 31,
	2025	2024	2023
U.S.	$242,094	$269,481	$267,721
Canada	19,130	19,592	19,571
United Kingdom	57,896	27,072	5,133
Germany	16,914	950	954
International-other	23,904	24,235	15,485
Total	$359,938	$341,330	$308,864
The following table presents non-current assets by geographic regions (in thousands):

	Year ended December 31,
	2025	2024	2023
Korea	$2,084	$2,479	$5,874
U.S.	416,102	416,835	417,084
Europe	94,165	29,818	34,355
Total (1)	$512,351	$449,132	$457,313
(1) The amounts related to financial assets at fair value through profit or loss and deferred tax assets are excluded.
29.3.    Major external customers
No individual external customer accounted for more than 10% of consolidated revenue for each of the years ended December 31, 2025, 2024 and 2023.